Putnam
Growth
Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

4-30-00

[SCALE LOGO OMITTED]


FROM THE CHAIRMAN

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[COPYRIGHT] Karsh, Ottawa

Dear Shareholder:

A robust environment for growth stocks prevailed throughout most of Putnam Growth Fund's fiscal year, which ended April 30, 2000. Through much of the period, "new economy" stocks in the technology and biotechnology sectors were among the strongest performers in the fund's portfolio. While the correction in the technology sector dampened the fund's returns, results were still well ahead of the 27.58% returned by its competitive benchmark, the Russell 1000 Growth Index.

Total return for 12 months ended 4/30/00

       Net asset value   Public offering price
----------------------------------------------
            39.25%             31.19%
----------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods begins on page 7.

* TECHNOLOGY SURGE DOMINATES PERIOD

The greatest portion of the fund's portfolio is invested in the stocks of large, rapidly growing companies with market capitalizations above $10 billion. Managers David Santos, Manuel Weiss Herrero and Jeffrey Lindsey target companies across a wide range of industries that are enjoying rising sales and profits and offer attractive long-term growth potential.

Extraordinary surges in the U.S. stock market during most of the period contributed significantly to your fund's returns. At the period's midpoint, the U.S. equity markets closed a record- breaking calendar year. The Nasdaq Composite Index, a common measure of technology stocks, rose 85.6% in 1999, the biggest annual gain for a major market index in U.S. history. Also in 1999, the inclusion of Microsoft and Intel in the Dow average and the addition of Internet stocks Yahoo! and America Online to the S&P 500 illustrated the growing influence of technology in today's economy.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Software               16.3%

Communications
equipment              11.1%

Semiconductor           9.9%

Conglomerates           7.4%

Telecommunications      6.6%

Footnote reads:
*Based on net assets as of 4/30/00. Holdings will vary over time.


The fund took full advantage of these powerful gains, especially in the technology sector. David, Manny, and Jeff emphasized companies benefiting from the continued buildup of the Internet, in particular, those involved with Internet infrastructure. Given the portfolio's large-cap bias, this meant the inclusion of companies such as Oracle, a producer of information management software and the world's second largest software company, and Microsoft, the world's largest. Your managers believe that even in the event of a Microsoft breakup, the value inherent to the company would continue to be recognized.

Other large-cap technology holdings include Cisco Systems, a producer of hardware and software solutions that link computer networks, and EMC, one of the leading names in storage-related hardware, software, and service products. While these holdings and others discussed in this report were viewed favorably at the end of the fiscal period, all are subject to review in accordance with the fund's investment strategy and may vary in the future.

The Russell 1000 Growth Index was rebalanced in June 1999 to reflect a heavier technology weighting and the fund was restructured accordingly, reaching a peak weighting of approximately 52% during the year. It is important to note that in the final two months of the fiscal year, technology stocks became increasingly volatile and began to suffer sharp declines. Profits had been taken on some positions, while others were affected by the volatility, bringing the technology weighting down to approximately 50% by the end of the fiscal year. Despite this turbulence and the Nasdaq's eventual 24% drop from its March 10 high, the fund's managers believe the outlook remains extremely positive for this sector. They will continue to view such events as an opportunity to invest in fundamentally strong companies at attractive prices.

* MIDCAP HOLDINGS ALSO SHOW TECHNOLOGY INFLUENCE

Approximately 10% of your fund's portfolio is invested in mid-cap stocks -- those with market capitalizations of $10 billion or below. Notable mid-cap technology holdings during the period included Brocade Communications, Metromedia Fiber Network, and VERITAS Software Corp. Brocade makes fiber channel switches and software for connecting computer storage systems and servers, turning them into networks that allow users, regardless of location, to share the same storage devices. Metromedia has built a fiber-optic communications network in North America and plans to build networks in 16 cities throughout Europe. Fiber optics allow for high-speed transmission of data, video, Internet, and multimedia applications. VERITAS provides services and software to help businesses manage and store computer data. The company's products also speed data recovery and guard computer networks against data loss from crashes and errors.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Cisco Systems, Inc.
Communications equipment

General Electric Co.
Conglomerates

Intel Corp.
Software

Microsoft Corp.
Software

Warner-Lambert Co.
Pharmaceuticals

VERITAS Software Corp.
Software

JDS Uniphase Corp.
Electronics

Home Depot, Inc.
Retail

Texas Instruments, Inc.
Semiconductors

EMC Corp.
Computers

Footnote reads:
These holdings represent 31.8% of the fund's net assets as of 4/30/00. Portfolio holdings will vary over time.


* BIOTECH BENEFITS CONTRIBUTE TO PERFORMANCE

In a period dominated by new economy stocks such as Internet services, software, and telecommunications, the health-care sector offered biotechnology, another high growth industry in which stocks have soared. The rally of biotech stocks began in mid 1999 and grew steadily as the year progressed. During the period, investors were attracted to biotech companies of all sizes and at all stages of growth. The fund took advantage of this rally, shifting health care holdings away from large-cap pharmaceutical companies in favor of biotech.

Although the biotech rally came to an end in the final month of the period, the fund's managers believe this sector, like technology, remains fundamentally strong. They are particularly confident in the potential of PE Biosystems Group, which manufactures instruments used for gene sequencing and has benefited from the excitement surrounding genomics, the study of the structure and function of human genes that is causing a revolution in the health-care industry. Other key biotech holdings include Genentech, MedImmune, and Immunex.

* RECENT CORRECTION REPRESENTS OPPORTUNITY

Your fund's managers view this spring's market decline as a valuation correction, rather than an indication of any fundamental problem. For most of the fund's holdings, earnings expectations remain healthy, and multi-year cycles still present a strong record. The managers have been able to take profits on several top- performing holdings and as a result, have reduced the more aggressive, mid-cap oriented portion of the portfolio in favor of higher-quality, blue-chip companies whose prices have been caught in the overall decline. As a result, they consider that the overall quality of the portfolio has been upgraded and its potential for stable growth in the future improved, which bodes well for performance in fiscal 2001.

* UPCOMING TRANSITION

This is my last letter to you and other Putnam Growth Fund shareholders. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside. As of July 1, 2000, John Hill will become Chairman. John is currently an independent Trustee and has served on the Board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands. I will become Chairman Emeritus, remain a shareholder, and stay in close touch with the funds.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
June 21, 2000

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 4/30/00, there is no guarantee the fund will continue to hold these securities in the future.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Growth Fund is designed for investors seeking capital appreciation from a diversified portfolio of U.S. stocks.

TOTAL RETURN FOR PERIODS ENDED 4/30/00

                                            S&P         Russell 1000
                       NAV       POP      500 Index    Growth Index*
--------------------------------------------------------------------
1 year               39.25%    31.19%      10.13%         27.58%
--------------------------------------------------------------------
Life of fund
(since 5/4/98)       70.71     60.87       34.16          61.42
Annual average       30.83     26.98       15.82          27.03
--------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

*Putnam Management has recently undertaken a review of benchmarks for various funds. This index replaces the S&P 500 Index as a performance benchmark for this fund because, in Putnam Management's opinion, the securities tracked by this index more accurately reflect the types of securities generally held by the fund.


PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 4/30/00

----------------------------------------------
Distributions (number)*                 --
----------------------------------------------
Share value:                      NAV     POP
----------------------------------------------
4/30/99                         $10.42  $11.06
----------------------------------------------
4/30/00                          14.51   15.40
----------------------------------------------

*The fund did not make any distributions during the period.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]


GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 5/4/98

                  Fund's shares       S&P 500        Russell 1000
                      at POP           Index         Growth Index

5/4/98                9,425           10,000            10,000
6/30/98               9,778           10,227            10,311
9/30/98               8,703            9,210             9,375
12/31/98             10,809           11,171            11,881
3/31/99              11,608           11,728            12,636
6/30/99              12,162           12,555            13,123
9/30/99              11,840           11,771            12,642
12/31/99             16,009           13,522            15,821
3/31/00              17,883           13,832            16,948
4/30/00             $16,087          $13,416           $16,142

Footnote reads:
Past performance is no assurance of future results. See first page of performance section for performance calculation method.


TOTAL RETURN FOR PERIODS ENDED 3/31/00 (most recent calendar quarter)

                                  NAV     POP
----------------------------------------------
1 year                           54.06%  45.19%
----------------------------------------------
Life of fund (since 5/4/98)      89.77   78.83
Annual average                   39.85   35.57
----------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge.


COMPARATIVE BENCHMARKS

Standard & Poor's 500 Index* is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance. The index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Russell 1000 [REGISTRATION MARK] Growth Index* is an unmanaged list of common stocks that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


REPORT OF INDEPENDENT ACCOUNTANTS
For the year ended April 30, 2000

To the Trustees of Putnam Funds Trust
and Shareholders of Putnam Growth Fund
(a series of Putnam Funds Trust)

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Growth Fund (the "fund") at April 30, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at April 30, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
June 9, 2000




THE FUND'S PORTFOLIO
April 30, 2000

COMMON STOCKS (95.6%) (a)
NUMBER OF SHARES                                                                                              VALUE
Advertising and Marketing Services (0.9%)
-------------------------------------------------------------------------------------------------------------------
                429 Omnicom Group, Inc.                                                            $         39,066

Biotechnology (3.7%)
-------------------------------------------------------------------------------------------------------------------
                987 Amgen Inc. (NON)                                                                         55,272
                306 Genentech, Inc. (NON)                                                                    35,802
                665 Immunex Corp. (NON)                                                                      26,184
                285 MedImmune, Inc. (NON)                                                                    45,582
                                                                                                   ----------------
                                                                                                            162,840

Broadcasting (3.1%)
-------------------------------------------------------------------------------------------------------------------
                400 CBS Corp. (NON)                                                                          23,500
                738 Clear Channel Communications, Inc. (NON)                                                 53,136
                300 Echostar Communications Corp. Class A (NON)                                              19,106
                373 Univision Communications Inc. Class A (NON)                                              40,750
                                                                                                   ----------------
                                                                                                            136,492

Cable Television (2.6%)
-------------------------------------------------------------------------------------------------------------------
              1,634 AT&T Corp.-Liberty Media Group Class A (NON)                                             81,598
                875 Comcast Corp. Class A (NON)                                                              35,055
                                                                                                   ----------------
                                                                                                            116,653

Chemicals (0.7%)
-------------------------------------------------------------------------------------------------------------------
                496 Avery Dennison Corp.                                                                     32,550

Communications Equipment (11.1%)
-------------------------------------------------------------------------------------------------------------------
                372 Brocade Communications Systems (NON)                                                     46,128
              3,770 Cisco Systems, Inc. (NON)                                                               261,367
                436 Comverse Technology, Inc. (NON)                                                          38,886
                250 Corning Inc.                                                                             49,375
                199 Juniper Networks, Inc. (NON)                                                             42,325
                332 QUALCOMM, Inc. (NON)                                                                     36,001
                250 Redback Networks Inc. (NON)                                                              19,844
                                                                                                   ----------------
                                                                                                            493,926

Computers (6.6%)
-------------------------------------------------------------------------------------------------------------------
                250 Apple Computer, Inc. (NON)                                                               31,016
              1,202 Dell Computer Corp. (NON)                                                                60,250
                633 EMC Corp. (NON)                                                                          87,947
                201 Lexmark International Group, Inc. Class A (NON)                                          23,718
                252 Network Appliance, Inc. (NON)                                                            18,632
                786 Sun Microsystems, Inc. (NON)                                                             72,263
                                                                                                   ----------------
                                                                                                            293,826

Conglomerates (7.4%)
-------------------------------------------------------------------------------------------------------------------
              1,551 General Electric Co.                                                                    243,895
              1,877 Tyco International Ltd.                                                                  86,225
                                                                                                   ----------------
                                                                                                            330,120

Consumer Goods (1.3%)
-------------------------------------------------------------------------------------------------------------------
                639 Colgate-Palmolive Co.                                                                    36,503
                453 Estee Lauder Cos. Class A                                                                19,989
                                                                                                   ----------------
                                                                                                             56,492

Electronics (4.1%)
-------------------------------------------------------------------------------------------------------------------
                587 Flextronics International Ltd. (NON)                                                     41,237
                920 JDS Uniphase Corp. (NON)                                                                 95,393
                320 PerkinElmer, Inc.                                                                        17,520
                156 SDL, Inc. (NON)                                                                          30,420
                                                                                                   ----------------
                                                                                                            184,570

Entertainment (1.0%)
-------------------------------------------------------------------------------------------------------------------
                784 Viacom, Inc. Class B (NON)                                                               42,630

Financial (2.3%)
-------------------------------------------------------------------------------------------------------------------
                351 American Express Co.                                                                     52,672
                838 Citigroup, Inc.                                                                          49,809
                                                                                                   ----------------
                                                                                                            102,481

Insurance (1.2%)
-------------------------------------------------------------------------------------------------------------------
                497 American International Group, Inc.                                                       54,515

Media (1.2%)
-------------------------------------------------------------------------------------------------------------------
                609 Time Warner, Inc.                                                                        54,772

Medical Technology (2.2%)
-------------------------------------------------------------------------------------------------------------------
                759 Allergan, Inc.                                                                           44,686
                880 PE Corp.-PE Biosystems Group                                                             52,800
                                                                                                   ----------------
                                                                                                             97,486

Natural Gas Utilities (0.5%)
-------------------------------------------------------------------------------------------------------------------
                296 Enron Corp.                                                                              20,628

Pharmaceuticals (3.9%)
-------------------------------------------------------------------------------------------------------------------
                300 Forest Laboratories, Inc. (NON)                                                          25,219
                920 Schering-Plough Corp.                                                                    37,088
                993 Warner-Lambert Co.                                                                      113,016
                                                                                                   ----------------
                                                                                                            175,323

Retail (6.4%)
-------------------------------------------------------------------------------------------------------------------
              1,657 Home Depot, Inc. (The)                                                                   92,896
                682 Intimate Brands, Inc.                                                                    26,257
                650 Kohls Corp. (NON)                                                                        31,200
                840 Tandy Corp.                                                                              47,880
              1,583 Wal-Mart Stores, Inc.                                                                    87,659
                                                                                                   ----------------
                                                                                                            285,892

Semiconductor (9.9%)
-------------------------------------------------------------------------------------------------------------------
                762 Applied Materials, Inc. (NON)                                                            77,581
                200 Broadcom Corp. (NON)                                                                     34,475
                810 LSI Logic Corp.(NON)                                                                     50,625
                508 Motorola, Inc.                                                                           60,484
                170 PMC - Sierra, Inc. (NON)                                                                 32,619
                483 Teradyne, Inc. (NON)                                                                     53,130
                561 Texas Instruments, Inc.                                                                  91,373
                585 Xilinx, Inc. (NON)                                                                       42,851
                                                                                                   ----------------
                                                                                                            443,138

Software (16.3%)
-------------------------------------------------------------------------------------------------------------------
                400 Ariba, Inc. (NON)                                                                        29,675
                560 BEA Systems, Inc. (NON)                                                                  27,020
              1,575 Intel Corp.                                                                             199,730
                335 I2 Technologies, Inc. (NON)                                                              43,299
                797 LAM Research Corp. (NON)                                                                 36,562
                100 Micromuse, Inc. (NON)                                                                     9,813
              1,857 Microsoft Corp. (NON)                                                                   129,526
              1,071 Oracle Corp. (NON)                                                                       85,613
                284 Siebel Systems, Inc. (NON)                                                               34,897
                200 VeriSign, Inc. (NON)                                                                     27,875
                930 VERITAS Software Corp. (NON)                                                             99,750
                                                                                                   ----------------
                                                                                                            723,760

Technology Services (2.6%)
-------------------------------------------------------------------------------------------------------------------
              1,272 America Online, Inc. (NON)                                                               76,082
                310 InfoSpace.com, Inc. (NON)                                                                22,262
                148 Yahoo! Inc. (NON)                                                                        19,277
                                                                                                   ----------------
                                                                                                            117,621

Telecommunications (6.6%)
-------------------------------------------------------------------------------------------------------------------
                700 AT&T Wireless Group (NON)                                                                22,269
                535 Covad Communications Group (NON)                                                         14,846
                400 Level 3 Communications, Inc. (NON)                                                       35,600
              1,800 McLeod, Inc. Class A (NON)                                                               45,000
                880 Metromedia Fiber Network, Inc. Class A (NON)                                             27,170
                488 Nextel Communications, Inc. Class A (NON)                                                53,406
              1,081 Sprint PCS (NON)                                                                         59,455
                372 VoiceStream Wireless Corp. (NON)                                                         36,828
                                                                                                   ----------------
                                                                                                            294,574
                                                                                                   ----------------
                    Total Common Stocks  (cost $2,951,864)                                         $      4,259,355

SHORT-TERM INVESTMENTS (4.4%) (a) (cost $196,000)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
     $      196,000 Interest in $315,337 joint repurchase agreement
                      dated April 28, 2000 with Warburg Securities
                      due May 1, 2000 with respect to various U.S.
                      Treasury obligations -- maturity value of
                      $196,096 for an effective yield of 5.71%                                     $        196,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $3,147,864) (b)                                        $      4,455,355
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $4,453,527.

  (b) The aggregate identified cost on a tax basis is $3,153,129, resulting in gross unrealized appreciation and depreciation of $1,481,945 and $179,719, respectively, or net unrealized appreciation of $1,302,226.

(NON) Non-income-producing security.

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
April 30, 2000
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $3,147,864) (Note 1)                                            $4,455,355
-------------------------------------------------------------------------------------------
Cash                                                                                    717
-------------------------------------------------------------------------------------------
Dividends and other receivables                                                         911
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                  950
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                       29,110
-------------------------------------------------------------------------------------------
Receivable from Manager (Note 2)                                                        188
-------------------------------------------------------------------------------------------
Total assets                                                                      4,487,231

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                     26,746
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              996
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                           739
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              3
-------------------------------------------------------------------------------------------
Other accrued expenses                                                                5,220
-------------------------------------------------------------------------------------------
Total liabilities                                                                    33,704
-------------------------------------------------------------------------------------------
Net assets                                                                       $4,453,527

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1, 4 and 5)                                               $2,949,767
-------------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)                               196,269
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                        1,307,491
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $4,453,527

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per share
($4,453,527 divided by 306,938 shares)                                               $14.51
-------------------------------------------------------------------------------------------
Offering price per share (100/94.25 of $14.51)*                                      $15.40
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

   The accompanying notes are an integral part of these financial statements.





STATEMENT OF OPERATIONS
Year ended April 30, 2000

Investment income:
-------------------------------------------------------------------------------------------
Dividends                                                                        $   10,656
-------------------------------------------------------------------------------------------
Interest                                                                              1,591
-------------------------------------------------------------------------------------------
Total investment income                                                              12,247

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     22,854
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        4,990
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                     2,398
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         40
-------------------------------------------------------------------------------------------
Reports to shareholders                                                               6,019
-------------------------------------------------------------------------------------------
Registration fees                                                                       203
-------------------------------------------------------------------------------------------
Auditing                                                                             28,365
-------------------------------------------------------------------------------------------
Legal                                                                                 3,853
-------------------------------------------------------------------------------------------
Postage                                                                                  54
-------------------------------------------------------------------------------------------
Other                                                                                 1,040
-------------------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 2)                                      (37,082)
-------------------------------------------------------------------------------------------
Total expenses                                                                       32,734
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                           (2,408)
-------------------------------------------------------------------------------------------
Net expenses                                                                         30,326
-------------------------------------------------------------------------------------------
Net investment loss                                                                 (18,079)
-------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                    336,405
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year                          695,380
-------------------------------------------------------------------------------------------
Net gain on investments                                                           1,031,785
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                             $1,013,706
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





STATEMENT OF CHANGES IN NET ASSETS

                                                                                    For the period
                                                                                       May 4, 1998
                                                                                     (commencement
                                                                       Year ended   of operations)
                                                                         April 30     to April, 30
                                                                             2000             1999
--------------------------------------------------------------------------------------------------
Increase in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment loss                                                   $   (18,079)     $    (4,333)
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                   336,405         (140,090)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                695,380          612,111
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                    1,013,706          467,688
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                         877,208           94,925
--------------------------------------------------------------------------------------------------
Total increase in net assets                                            1,890,914          562,613

Net assets
--------------------------------------------------------------------------------------------------
Beginning of year (Note 5)                                              2,562,613        2,000,000
--------------------------------------------------------------------------------------------------
End of year (including net investment income
of $-- and $-- respectively)                                           $4,453,527       $2,562,613
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.



FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

-------------------------------------------------------------------

                                                     For the period
Per-share                            Year ended       May 4, 1998+
operating performance                 April 30        to April 30
-------------------------------------------------------------------
                                        2000              1999
-------------------------------------------------------------------
Net asset value,
beginning of period                   $10.42             $8.50
-------------------------------------------------------------------
Investment operations
-------------------------------------------------------------------
Net investment loss (a)(d)              (.07)             (.02)
-------------------------------------------------------------------
Net realized and unrealized
gain on investments                     4.16              1.94
-------------------------------------------------------------------
Total from
investment operations                   4.09              1.92
-------------------------------------------------------------------
Net asset value,
end of period                         $14.51            $10.42
-------------------------------------------------------------------

Ratios and supplemental data
-------------------------------------------------------------------
Total return at
net asset value (%)(b)                 39.25             22.59*
-------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $4,454            $2,563
-------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)(d)            1.00               .99*
-------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)(d)            (.55)             (.20)*
-------------------------------------------------------------------
Portfolio turnover (%)                 89.57            108.03*
-------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

  (b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (c) Includes amounts paid through expense offset arrangements (Note 2).

  (d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund reflect a reduction of $0.14 and $0.08 per share for the periods ending April 30, 2000 and April 30, 1999, respectively (Note 2).


NOTES TO FINANCIAL STATEMENTS
April 30, 2000

Note 1
Significant accounting policies

Putnam Growth Fund (the "fund") is a series of Putnam Funds Trust ("the Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund will invest primarily in common stocks of U.S. companies that Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc., believes offer long-term growth potential in excess of market averages.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price.

Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended April 30, 2000, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, book accretion/amortization adjustment and net operating loss. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended April 30, 2000, the fund reclassified $18,079 to decrease accumulated net investment loss and $18,033 to decrease paid-in-capital, with a decrease to accumulated net realized gains of $46. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

H) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, and 0.43% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through April 30, 2001, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc., and payments under the Trust's distribution plan) would exceed an annual rate of 1.00% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended April 30, 2000, fund expenses were reduced by $2,408 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the fund's average net assets. The fund is not currently making any payments pursuant to the plan. For the year ended April 30, 2000, Putnam Mutual Funds Corp., acting as underwriter received no net commissions from the sale of shares of the fund.

Note 3
Purchases and sales of securities

During the year ended April 30, 2000, purchases and sales of investment securities other than short-term investments aggregated $3,602,841 and $2,917,838, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At April 30, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                 Year ended April 30, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                     67,935            $960,572
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                                67,935             960,572

Shares
repurchased                                     (7,002)            (83,364)
---------------------------------------------------------------------------
Net increase                                    60,933            $877,208
---------------------------------------------------------------------------

                                                For the period May 4, 1998
                                           (commencement of operations) to
                                                            April 30, 1999
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                     10,739             $95,188
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                                10,739              95,188

Shares
repurchased                                        (28)               (263)
---------------------------------------------------------------------------
Net increase                                    10,711             $94,925
---------------------------------------------------------------------------

Note 5
Initial capitalization and
offering of shares

The Trust was established as a Massachusetts business trust on January 22, 1996. During the period January 22, 1996 to May 4, 1998, the fund had no operations other than those related to organizational matters, including the initial capital contribution of $2,000,000 and the issuance of 235,294 shares to Putnam Mutual Funds Corp. on May 1, 1998.

At April 30, 2000, Putnam Investments, Inc. owned 271,910 shares of the fund (88.6% of shares outstanding), valued at $3,945,414.


Federal tax information
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $201,534 as capital gain, for its taxable year ended April 30, 2000.

The Form 1099 you receive in January 2001 will show the tax status of all distributions paid to your account in calendar 2000.


FUND INFORMATION

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

C. Beth Cotner
Vice President

David J. Santos
Vice President and Fund Manager

Manuel Weiss Herrero
Vice President and Fund Manager

Jeffrey R. Lindsey
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Growth Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.

61477 21E  6/00

Putnam
U.S. Core
Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

4-30-00

[SCALE LOGO OMITTED]

FROM THE CHAIRMAN

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[COPYRIGHT] Karsh, Ottawa

Dear Shareholder:

The Trustees of Putnam U.S. Core Fund are pleased to present this annual report covering the period from May 1, 1999, through April 30, 2000. Fund managers Robert R. Beck and Michael P. Stack were joined in September 1999 by Paul E. Marrkand. Paul, a portfolio manager in the Global Core Equity Group, has been with Putnam since 1987 and has 7 years of investment experience.

During its first full fiscal year, the fund comfortably outperformed its unmanaged benchmark. Since the fund's inception on May 4, 1998, it has compiled an equally positive return, as shown in the performance tables starting on page 6.

Total return for 12 months ended 4/30/00

          Net asset value     Public offering price
---------------------------------------------------
              31.12%                 23.63%
---------------------------------------------------

Past performance is no indication of future results.
Performance information for longer periods begins on page 6.

* TECHNOLOGY, TELECOMMUNICATIONS, MEDIA LEAD THE CHARGE

Technology stocks were the dominant producers during fiscal 2000, with telecommunications and media issues running closely behind. These stocks are clear examples of the beneficent environment created for such companies as traditional businesses and individuals wire up to utilize the Internet and become more fully involved in e-commerce and as the inhabitants of the global village keep in increasingly closer touch with one another.

Oracle Corporation, one of the largest global database software providers, is an excellent example. Despite the sale of some shares during the fiscal year, Oracle was one of the fund's larger holdings, constituting 1.7% of net assets, at period's end. Because of the stock's sharp rise -- 491% during the period -- the managers on more than one occasion reduced Oracle's weighting and redirected the resulting proceeds in order to maintain portfolio balance. While this holding, along with others discussed in this report, was viewed favorably at the end of the period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* BOTTOM-UP STOCK SELECTION STILL KEY STRATEGY

By underweighting certain sectors, such as health care and financial services, the fund's managers were able to limit or avoid the negative impact of these sectors' underperformance. However, individual stock selection remains one of the most important factors in the fund's management strategy. Successful selection, even in some of the weaker industry sectors, contributed to the favorable results during fiscal 2000. In a beleaguered consumer staples industry, for example, the fund was overweight relative to the benchmark; yet even so, some of the portfolio's individual stocks in this sector made significant contributions to the fund's positive performance.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

AT&T Corp.-Liberty Media Group
Cable television

Halliburton Co.
Energy

CBS Corp.
Broadcasting

Electronic Data Systems Corp.
Technology services

Exxon Mobil Corp.
Oil and gas

Citigroup, Inc.
Financial

Vodafone AirTouch Plc.
Telecommunications

Intel Corp.
Electronics

General Electric Co.
Conglomerate

Pharmacia Corp.
Pharmaceuticals

Footnote reads:
These holdings represented 48.8% of the fund's net assets as of 4/30/00. Portfolio holdings will vary over time.


In their pursuit of long-term capital appreciation, the fund's managers employ a bottom-up stock selection strategy that emphasizes what they call growth at a reasonable price. As a first step, they look for large but growing companies whose stocks are temporarily undervalued for one reason or another. In selecting these companies with more than $3 billion in market capitalization, the managers use cash flow rather than earnings as a measure of valuation. The reason is that, in their view, companies wishing to impress investors often distort earnings.

For each company that passes this initial screening, the managers try to identify a catalyst for change that may, over a reasonable time, improve that company's prospects and prompt a return to a more normal valuation. Because psychology often is just as important to the market as a company's fundamentals, they talk with each company's management and competitors to get a feel for the company's prospects.

Finally, the fund's managers limit the number of portfolio holdings so each stock can have a more pronounced effect on the fund's performance. Compared with the 100 or so holdings in a typical equity fund portfolio, your fund had only 35 at the end of April 2000.

* OUTLOOK: MORE VOLATILITY, MORE OPPORTUNITY

The turmoil recently seen in the equity markets is largely the result of concerns about technology valuations and inflation. These concerns are justified and remain the greatest threats to the continued health of the financial markets. However, given the continued positive economic fundamentals, low inflation, and signs of economic slowing, the managers believe the current market volatility will provide excellent opportunities for adding to positions in companies that are leaders or anticipated future leaders in their respective industries.

* UPCOMING TRANSITION

This is my last letter to you and other Putnam U.S. Core Fund shareholders. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside. As of July 1, 2000, John Hill will become Chairman. John is currently an independent Trustee and has served on the Board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands. I will become Chairman Emeritus, remain a shareholder, and stay in close touch with the funds.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
June 21, 2000

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 4/30/00, there is no guarantee the fund will continue to hold these securities in the future. A concentrated portfolio may add a measure of volatility, as fluctuations in any one holding will likely affect the fund more than a fund with greater diversification.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam U.S. Core Fund is designed for investors seeking long-term capital appreciation primarily through common stocks of U.S. companies that are believed to be undervalued in relation to underlying asset values or earnings potential and have the potential for long-term appreciation.

TOTAL RETURN FOR PERIODS ENDED 4/30/00

                                         S&P 500        Russell    Consumer
                   NAV         POP        Index       1000 Index  price index
------------------------------------------------------------------------------
1 year           31.12%      23.63%       10.13%        12.45%        3.01%
------------------------------------------------------------------------------
Life of fund
(since 5/4/98)   66.48       56.88        34.16         35.28         5.35
Annual average   29.19       25.39        15.82         16.30         2.64
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 4/30/00

----------------------------------------------------------
Distributions (number)                            1
----------------------------------------------------------
Income                                            --
----------------------------------------------------------
Capital gains
  Long-term                                    $0.300
----------------------------------------------------------
  Short-term                                    1.208
----------------------------------------------------------
  Total                                        $1.508
----------------------------------------------------------
Share value:                                 NAV       POP
----------------------------------------------------------
4/30/99                                   $10.73    $11.38
----------------------------------------------------------
4/30/00                                    12.34     13.09
----------------------------------------------------------


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 5/4/98

                  Fund's shares   Russell 1000    S&P 500    Consumer price
                     at POP          Index         Index         index

5/4/98               9,424          10,000        10,000         10,000
10/31/98             9,157           9,818         9,959         10,086
4/30/99             11,964          12,031        12,182         10,228
10/31/99            12,655          12,330        12,182         10,345
4/30/2000          $15,688         $13,528       $13,416        $10,535

Footnote reads:
Past performance is no assurance of future results. See first page of performance section for performance calculation method.


TOTAL RETURN FOR PERIODS ENDED 3/31/00 (most recent calendar quarter)

                                             NAV       POP
----------------------------------------------------------
1 year                                     43.94%    35.60%
----------------------------------------------------------
Life of fund (since 5/4/98)                74.57     64.50
Annual average                             33.87     29.77
----------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge.


COMPARATIVE BENCHMARKS

Russell 1000 [REGISTRATION MARK] Index*+ measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

Standard & Poor's 500 [REGISTRATION MARK] Index*+ is an index of common stocks frequently used as a general measure of stock market performance.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


*The indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

+Putnam Management has recently undertaken a review of benchmarks for various funds. The Standard & Poor's 500 Index replaces the Russell1000 Index as a performance benchmark for this fund because, in Putnam Management's opinion, the securities tracked by this index more accurately reflect the types of securities generally held by the fund.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


REPORT OF INDEPENDENT ACCOUNTANTS
For the fiscal year ended April 30, 2000

To the Trustees and Shareholders of Putnam U.S. Core Fund
(a series of Putnam Funds Trust)

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam U.S. Core Fund (the "fund") at April 30, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at April 30, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
June 6, 2000


THE FUND'S PORTFOLIO
April 30, 2000


COMMON STOCKS (101.9%) (a)
NUMBER OF SHARES                                                                                                       VALUE
Broadcasting (5.4%)
----------------------------------------------------------------------------------------------------------------------------
                 5,755  CBS Corp. (NON)                                                                     $        338,106

Cable Television (10.6%)
----------------------------------------------------------------------------------------------------------------------------
                 2,675  Adelphia Communications Corp. (NON)                                                          132,580
                 8,455  AT&T Corp. - Liberty Media Group Class A (NON)                                               422,222
                 1,425  MediaOne Group, Inc. (NON)                                                                   107,766
                                                                                                            ----------------
                                                                                                                     662,568

Commercial and Consumer Services (1.8%)
----------------------------------------------------------------------------------------------------------------------------
                 7,251  Cendant Corp. (NON)                                                                          111,937

Communications Equipment (6.3%)
----------------------------------------------------------------------------------------------------------------------------
                   610  Juniper Networks, Inc. (NON)                                                                 129,739
                   900  Nortel Networks Corp. (Canada)                                                               101,925
                 3,000  Tellabs, Inc. (NON)                                                                          164,438
                                                                                                            ----------------
                                                                                                                     396,102

Computers (3.2%)
----------------------------------------------------------------------------------------------------------------------------
                 2,500  Dell Computer Corp. (NON)                                                                    125,313
                   625  Lexmark International Group, Inc. Class A (NON)                                               73,750
                                                                                                            ----------------
                                                                                                                     199,063

Conglomerates (7.6%)
----------------------------------------------------------------------------------------------------------------------------
                 1,600  General Electric Co.                                                                         251,600
                 4,900  Tyco International, Ltd.                                                                     225,094
                                                                                                            ----------------
                                                                                                                     476,694

Consumer Finance (1.2%)
----------------------------------------------------------------------------------------------------------------------------
                 2,900  MBNA Corp.                                                                                    77,031

Consumer Goods (1.9%)
----------------------------------------------------------------------------------------------------------------------------
                 2,000  Kimberly-Clark Corp.                                                                         116,125

Electrical Equipment (1.5%)
----------------------------------------------------------------------------------------------------------------------------
                 2,370  Rockwell International Corp.                                                                  93,319

Electronics (9.6%)
----------------------------------------------------------------------------------------------------------------------------
                 1,999  Intel Corp.                                                                                  253,498
                 3,548  LSI Logic Corp. (NON)                                                                        221,750
                   650  SDL, Inc. (NON)                                                                              126,750
                                                                                                            ----------------
                                                                                                                     601,998

Energy (5.9%)
----------------------------------------------------------------------------------------------------------------------------
                 8,295  Halliburton Co.                                                                              366,535

Financial (6.1%)
----------------------------------------------------------------------------------------------------------------------------
                   625  American Express Co.                                                                          93,789
                 4,820  Citigroup, Inc.                                                                              286,489
                                                                                                            ----------------
                                                                                                                     380,278

Oil & Gas (5.0%)
----------------------------------------------------------------------------------------------------------------------------
                 4,000  Exxon Mobil Corp.                                                                            310,750

Paper & Forest Products (2.8%)
----------------------------------------------------------------------------------------------------------------------------
                 3,085  Sealed Air Corp. (NON)                                                                       171,603

Pharmaceuticals (9.7%)
----------------------------------------------------------------------------------------------------------------------------
                 3,200  American Home Products Corp.                                                                 179,800
                 4,674  Pharmacia Corp.                                                                              233,408
                 1,679  Warner-Lambert Co.                                                                           191,091
                                                                                                            ----------------
                                                                                                                     604,299

Retail (2.7%)
----------------------------------------------------------------------------------------------------------------------------
                 3,000  Tandy Corp.                                                                                  171,000

Semiconductor (2.3%)
----------------------------------------------------------------------------------------------------------------------------
                 1,380  Applied Materials, Inc. (NON)                                                                140,501

Software (8.9%)
----------------------------------------------------------------------------------------------------------------------------
                   900  Amdocs, Ltd. (NON)                                                                            60,919
                 1,100  I2 Technologies, Inc. (NON)                                                                  142,175
                 2,619  Microsoft Corp. (NON)                                                                        182,675
                 1,360  Oracle Corp. (NON)                                                                           108,715
                   600  VERITAS Software Corp. (NON)                                                                  64,359
                                                                                                            ----------------
                                                                                                                     558,843

Technology Services (5.3%)
----------------------------------------------------------------------------------------------------------------------------
                 4,800  Electronic Data Systems Corp.                                                                330,000

Telecommunications (4.1%)
----------------------------------------------------------------------------------------------------------------------------
                 5,500  Vodafone AirTouch PLC (United Kingdom)                                                       258,500
                                                                                                            ----------------
                        Total Common Stocks (cost $5,744,869)                                               $      6,365,252

SHORT-TERM INVESTMENTS (2.6%) (a) (cost $165,000)
PRINCIPAL AMOUNT                                                                                                       VALUE
----------------------------------------------------------------------------------------------------------------------------
              $165,000  Interest in $662,705,000 joint repurchase agreement dated April 28, 2000 with Warburg Securities
                          due May 1, 2000 with respect to various
                          U.S. Treasury obligations -- maturity value
                          of $165,079 for an effective yield of 5.71%                                       $        165,000
----------------------------------------------------------------------------------------------------------------------------
                        Total Investments (cost $5,909,869) (b)                                             $      6,530,252
----------------------------------------------------------------------------------------------------------------------------


  (a) Percentages indicated are based on net assets of $6,249,185.

  (b) The aggregate identified cost on a tax basis is $5,992,270, resulting in gross unrealized appreciation and depreciation of $765,130 and $227,148, respectively, or net unrealized appreciation of $537,982.

(NON) Non-income-producing security.


STATEMENT OF ASSETS AND LIABILITIES
April 30, 2000

Assets
----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $5,909,869) (Note 1)                                               $6,530,252
----------------------------------------------------------------------------------------------
Cash                                                                                       794
----------------------------------------------------------------------------------------------
Dividends receivable                                                                     2,361
----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                     108
----------------------------------------------------------------------------------------------
Receivable for securities sold                                                         151,426
----------------------------------------------------------------------------------------------
Total assets                                                                         6,684,941

Liabilities
----------------------------------------------------------------------------------------------
Payable for securities purchased                                                       427,541
----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                             1,909
----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                 962
----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                              739
----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                 3
----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   4,602
----------------------------------------------------------------------------------------------
Total liabilities                                                                      435,756
----------------------------------------------------------------------------------------------
Net assets                                                                          $6,249,185

Represented by
----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1, 4 and 5)                                                  $5,132,572
----------------------------------------------------------------------------------------------
Accumulated net realized gain on investment (Note 1)                                   496,230
----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                             620,383
----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                          $6,249,185

Computation of net asset value and offering price
----------------------------------------------------------------------------------------------
Net asset value and redemption price per share
($6,249,185 divided by 506,345 shares)                                                  $12.34
----------------------------------------------------------------------------------------------
Offering price per share (100/94.25 of $12.34)*                                         $13.09
----------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.


   The accompanying notes are an integral part of these financial statements.


STATEMENT OF OPERATIONS
Year ended April 30, 2000

Investment income:
----------------------------------------------------------------------------------------------
Dividends                                                                           $   22,420
----------------------------------------------------------------------------------------------
Interest                                                                                 2,994
----------------------------------------------------------------------------------------------
Total investment income                                                                 25,414

Expenses:
----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                        28,516
----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                           6,301
----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        2,398
----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                            40
----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  5,459
----------------------------------------------------------------------------------------------
Registration fees                                                                          608
----------------------------------------------------------------------------------------------
Auditing                                                                                27,166
----------------------------------------------------------------------------------------------
Legal                                                                                    3,853
----------------------------------------------------------------------------------------------
Other                                                                                       33
----------------------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 2)                                         (33,731)
----------------------------------------------------------------------------------------------
Total expenses                                                                          40,643
----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (2,551)
----------------------------------------------------------------------------------------------
Net expenses                                                                            38,092
----------------------------------------------------------------------------------------------
Net investment loss                                                                    (12,678)
----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                       869,713
----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year                             176,036
----------------------------------------------------------------------------------------------
Net gain on investments                                                              1,045,749
----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                $1,033,071
----------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


STATEMENT OF CHANGES IN NET ASSETS

                                                                                         For the period
                                                                                            May 4, 1998
                                                                                          (commencement
                                                                          Year ended     of operations)
                                                                            April 30        to April 30
                                                                                2000               1999
-------------------------------------------------------------------------------------------------------
Increase in net assets
-------------------------------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------------------------------
Net investment loss                                                     $    (12,678)       $    (1,358)
-------------------------------------------------------------------------------------------------------
Net realized gain on investments                                             869,713            139,736
-------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                   176,036            444,347
-------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                       1,033,071            582,725
-------------------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gain                        (486,718)           (12,478)
-------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                          2,452,046            680,539
-------------------------------------------------------------------------------------------------------
Total increase in net assets                                               2,998,399          1,250,786

Net assets
-------------------------------------------------------------------------------------------------------
Beginning of year (Note 5)                                                 3,250,786          2,000,000
-------------------------------------------------------------------------------------------------------
End of year                                                               $6,249,185         $3,250,786
-------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------
                                                 For the period
Per-share                            Year ended   May 4, 1998+
operating performance                  April 30    to April 30
--------------------------------------------------------------
                                           2000           1999
--------------------------------------------------------------
[S]                                     [C]            [C]
Net asset value,
beginning of period                      $10.73          $8.50
--------------------------------------------------------------
Investment operations
--------------------------------------------------------------
Net investment loss (a)(d)                 (.04)          (.01)
--------------------------------------------------------------
Net realized and unrealized
gain on investments                        3.16           2.29
--------------------------------------------------------------
Total from
investment operations                      3.12           2.28
--------------------------------------------------------------
Less distributions:
--------------------------------------------------------------
From net realized gain                    (1.51)          (.05)
--------------------------------------------------------------
Total distributions                       (1.51)          (.05)
--------------------------------------------------------------
Net asset value,
end of period                            $12.34         $10.73
--------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------
Total return at
net asset value (%)(b)                    31.12          26.96*
--------------------------------------------------------------
Net assets, end of period
(in thousands)                           $6,249         $3,251
--------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)(d)               1.00            .99*
--------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)(d)               (.31)          (.06)*
--------------------------------------------------------------
Portfolio turnover (%)                   256.50         267.29*
--------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund reflect a reduction of $0.06 and $0.07 per share for the periods ended April 30, 2000 and April 30, 1999, respectively. (Note 2).



NOTES TO FINANCIAL STATEMENTS
April 30, 2000

Note 1
Significant accounting policies

Putnam U.S. Core Fund ("the fund") is one of a series of Putnam Funds Trust ("the trust") which is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The fund invests primarily in common stocks of U.S. companies that Putnam Investment Management, Inc., ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc., believes offer long-term growth potential in excess of market averages or are undervalued in relation to underlying asset values or earnings potential and have the potential for long-term growth.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the period ended April 30, 2000, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended April 30, 2000, the fund reclassified $12,678 to decrease distributions in excess of net investment income with a decrease to accumulated net realized gains of $12,678. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

H) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, and 0.43% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through April 30, 2001, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.00% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended April 30, 2000, fund expenses were reduced by $2,551 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the fund's average net assets. The fund is not currently making any payments pursuant to the plan.

For the year ended April 30, 2000, Putnam Mutual Funds Corp., acting as underwriter received no net commissions from the sale of shares of the fund.

Note 3
Purchases and sales of securities

During the year ended April 30, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $12,395,952 and $10,298,731, respectively. There were no purchases or sales of U.S. government obligations.

Note 4
Capital shares

At April 30, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                 Year ended April 30, 2000
---------------------------------------------------------------------------
                                                Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    185,522          $2,282,256
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   47,164             509,192
---------------------------------------------------------------------------
                                               232,686           2,791,448

Shares
repurchased                                    (29,399)           (339,402)
---------------------------------------------------------------------------
Net increase                                   203,287          $2,452,046
---------------------------------------------------------------------------

                                                For the period May 4, 1998
                                              (commencement of operations)
                                                         to April 30, 1999
---------------------------------------------------------------------------
                                                Shares              Amount
---------------------------------------------------------------------------
Shares sold                                     80,253            $800,612
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,380              12,478
---------------------------------------------------------------------------
                                                81,633             813,090

Shares
repurchased                                    (13,869)           (132,551)
---------------------------------------------------------------------------
Net increase                                    67,764            $680,539
---------------------------------------------------------------------------

Note 5
Initial capitalization and offering
of shares

The Trust was established as a Massachusetts business trust on January 22, 1996. During the period January 22, 1996 to May 4, 1998, the fund had no operations other than those related to organizational matters, including the initial capital contribution of $2,000,000 and the issuance of 235,294 shares to Putnam Mutual Funds Corp. on May 1, 1998.

At April 30, 2000, Putnam Investments, Inc. owned 402,703 shares of the fund (79.5% of shares outstanding), valued at $4,969,355.


FEDERAL TAX INFORMATION
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $164,729 as capital gain, for its taxable year ended April 30, 2000.

The fund has designated 2.79% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 2001 will show the tax status of all distributions paid to your account in calendar 2000.


Results of December 2, 1999 shareholder meeting

A special meeting of shareholders of the fund was held on December 2, 1999. The meeting was held to ask for shareholder approval to change the fund's classification under the 1940 Act from diversified to non-diversified.

The results were as follows:

A proposal to amend the fund's fundamental investment restriction with respect to diversification;

281,497 votes for, and 0 votes against

A proposal to amend the fund's fundamental investment restriction with respect to investments in the voting securities of a single issuer;


281,497 votes for, and 0 votes against


FUND INFORMATION

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan, Jr.
Vice President

Robert R. Beck
Vice President and Fund Manager

Michael P. Stack
Vice President and Fund Manager

Paul E. Marrkand
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam U.S. Core Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' web site: http://www.putnaminv.com.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.

61449  21F 6/00


Putnam
Value
Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

4-30-00

[SCALE LOGO OMITTED]


FROM THE CHAIRMAN

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[COPYRIGHT] Karsh, Ottawa

Dear Shareholder:

Putnam Value Fund's performance during fiscal year 2000 reflects the pros and cons of adhering to a strict value investing mandate during a period when investors were smitten with growth stocks. Five interest-rate increases between June 1999 and April 2000 worsened the scenario, pummeling traditional companies, including typical value fund holdings such as financials and utilities, which were among the most severely affected.

As a rule, value stocks produced lackluster returns for much of the period, and yet your fund's managers were able to take advantage of investors' disregard for many high-quality companies by purchasing shares when valuations were low. It is precisely when the market allows such bargains that the seeds for potentially strong capital appreciation are sown, with the expectation that they can be harvested when these stocks recover.

Total return for 12 months ended 4/30/00

        Net asset value   Public offering price
-----------------------------------------------
            -10.13%             -15.32%
-----------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods begins on page 6.

As your fund ended its fiscal year 2000, a shift in favor of value stocks appeared to be in sight. A severe correction of the technology-heavy Nasdaq market in early March, followed by continued volatility in April, arrested investors' largely undisciplined foray into technology stocks. Concerned investors shifted assets back to stocks of traditional brick-and-mortar companies and took a renewed interest in current earnings reports. During the last two months of your fund's fiscal year, it posted an unusually strong double-digit return, which while not sufficient to correct an otherwise negative year, confirmed the efficacy of the value investment strategy and attested to the fine stock selection skills of your fund's managers.

* FUND WELCOMES NEW MANAGERS TO TEAM

It is my pleasure to announce that David L. King and Jeanne L. Mockard have recently joined the fund's management team. David has been with Putnam since 1983 and has 18 years of investment experience. Jeanne joined Putnam in 1985 and has 15 years of investment experience. Their expertise in Putnam's Large Cap Value Equity and Global Large Cap Value Equity groups ensure prudent supervision of your fund's conservative, value investment process.

* STOCK HIGHLIGHTS FROM VARIETY OF SECTORS

Your fund holds shares in two real estate investment trusts, Equity Residential Properties (EQR) and Equity Office Properties (EOP). EQR is the largest owner of residential apartments in the United States, while EOP is one of the largest owners of high-quality urban and suburban office buildings nationwide. Both investments are particularly attractive because their national presence renders them less vulnerable to regional business cycles and their large size allows effective cost structures. Non-executive Chairman Samuel Zell provides innovative leadership and strategic vision to both companies, which are known for their excellent management teams.

Pharmaceutical company Pharmacia & Upjohn, a long-term holding, provided a boost when its shares appreciated on news of a planned merger with Monsanto. Monsanto's biotechnology division was weakened from strong resistance to bioengineered food products, and yet the company maintained a winning hand in pharmaceuticals with the popular arthritis drug Celebrex as its trump card. The Monsanto/Pharmacia & Upjohn merger was completed near the end of your fund's fiscal year, and share prices have continued to climb, as investors recognize the benefits of the deal. The company's name has changed to Pharmacia Corp.

Hewlett-Packard (HP) was one of the best-performing stocks in the portfolio during the period. Well known for its popular brand of PC printers, personal computers, and measurement devices, HP became an attractive value play when its Agilent Technologies division was separated from its core business and spun off to a welcoming public. This successful restructuring process unlocked a good deal of shareholder value and put the company back on the growth curve. A dynamic new CEO has improved investor confidence in HP's future. While these and other stocks mentioned in this report were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with your fund's investment strategy and may vary in the future.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Banking               11.9%

Oil and gas            9.3%

Regional Bells         7.0%

Electric utilities     5.7%

Financial              5.5%

Footnote reads:
*Based on net assets as of 4/30/00. Holdings will vary over time.


* STYLE CONSISTENCY MAINTAINED UNDER ALL CIRCUMSTANCES

Because the market is so unpredictable, it is important to know that your fund sticks to its stated objective and that you can count on the fund to provide diversification to your portfolio. Although maintaining a strict value discipline in a growth-oriented market can be a little like swimming upstream, it can also serve as an anchor when the direction of the current changes or during times of severe market turbulence. Your fund's broadly diversified portfolio of large-capitalization stocks with low price/earnings ratios and high yields is among the most conservative and traditional of Putnam's value fund offerings. You can expect your fund to be significantly less volatile than the overall market, an attribute we believe cautious investors can fully appreciate in light of recent and unprecedented market instability.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

ExxonMobil Corp.
Oil and gas

SBC Communications, Inc.
Regional Bells

AT&T Corp.
Telecommunications

Fannie Mae
Financial

Citigroup Inc.
Financial

Bell Atlantic Corp.
Regional Bells

Royal Dutch Petroleum Co.  ADR
Oil and gas

Bank of America Corp.
Banking

Hewlett-Packard Co.
Computers

BellSouth Corp.
Regional Bells

Footnote reads:
These holdings represent 19.7% of the fund's net assets as of 4/30/00. Portfolio holdings will vary over time.

David and Jeanne believe we are likely to experience more balance in the stock market over the course of the year. Although it is not clear that value stocks are making a sustained comeback, there are signs we may have reached the end of an unbridled frenzy over growth stocks. We believe a classic value fund such as yours plays an important role in a diversified investment program. As such, your fund is well positioned to reward investors with positive performance and less risk over the long term.

* UPCOMING TRANSITION

This is my last letter to you and other Putnam Value Fund shareholders. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside. As of July 1, 2000, John Hill will become Chairman. John is currently an independent Trustee and has served on the Board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands. I will become Chairman Emeritus, remain a shareholder, and stay in close touch with the funds.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
June 21, 2000

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 4/30/00, there is no guarantee the fund will continue to hold these securities in the future.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Value Fund is designed for investors seeking capital appreciation primarily through investments in undervalued stocks.

TOTAL RETURN FOR PERIODS ENDED 4/30/00

                                          Russell 1000   Consumer
                   NAV         POP        Value Index   price index
---------------------------------------------------------------------
1 year          -10.13%    -15.32%          -3.88%         3.01%
---------------------------------------------------------------------
Life of fund
(since 5/4/98)    1.41      -4.44            9.66          5.35
Annual average    0.70      -2.26            4.72          2.64
---------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. All returns assume reinvestment of distributions at NAV. Returns for class A shares reflect the current maximum initial sales charge of 5.75%. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance data reflects an expense limitation currently in effect. Without it, total returns would have been lower.

PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 4/30/00

------------------------------------------------------
Distributions (number)                   1
------------------------------------------------------
Income                                $0.102
------------------------------------------------------
Capital gains
  Long-term                            0.107
------------------------------------------------------
  Total                               $0.209
------------------------------------------------------
Share value:                       NAV            POP
------------------------------------------------------
4/30/99                          $9.47          $10.05
------------------------------------------------------
4/30/00                           8.30            8.81
------------------------------------------------------


TOTAL RETURN FOR PERIODS ENDED 3/31/00 (most recent calendar quarter)

                                   NAV    POP
----------------------------------------------
1 year                           -2.23%  -7.90%
----------------------------------------------
Life of fund (since 5/4/98)       1.50   -4.31
Annual average                    0.78   -2.28
----------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance data reflects an expense limitation currently in effect. Without it, total returns would have been lower.



[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 5/4/98

                  Fund's class A      Russell 1000   Consumer price
Date              shares at POP       Value Index        index

5/4/98                9,434             10,000           10,000
4/30/99              10,634             11,409           10,228
4/30/00              $9,556            $10,966          $10,535

Footnote reads:
Past performance is no assurance of future results. See first page of performance section for performance calculation method.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares.


COMPARATIVE BENCHMARKS

Russell 1000 [REGISTRATION MARK] Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


REPORT OF INDEPENDENT ACCOUNTANTS
For the fiscal year ended April 30, 2000


To the Trustees and Shareholders of
Putnam Value Fund
(a series of Putnam Funds Trust)

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Value Fund (the "fund") at April 30, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned April 30, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
June 9, 2000




THE FUND'S PORTFOLIO
April 30, 2000

COMMON STOCKS (97.5%) (a)
NUMBER OF SHARES                                                                                              VALUE
Aerospace/Defense (1.5%)
-------------------------------------------------------------------------------------------------------------------
                615 Boeing Co.                                                                     $         24,408
                500 Lockheed Martin Corp.                                                                    12,438
                                                                                                   ----------------
                                                                                                             36,846

Airlines (0.4%)
-------------------------------------------------------------------------------------------------------------------
                200 Delta Air Lines, Inc.                                                                    10,550

Automotive (0.9%)
-------------------------------------------------------------------------------------------------------------------
                400 Ford Motor Co.                                                                           21,875

Banking (11.9%)
-------------------------------------------------------------------------------------------------------------------
                760 Bank of America Corp.                                                                    37,240
                750 BB&T Corp.                                                                               19,969
                700 Charter One Financial, Inc.                                                              14,219
                260 Chase Manhattan Corp.                                                                    18,736
                500 Comerica, Inc.                                                                           21,188
                700 Firstar Corp.                                                                            17,413
                700 FleetBoston Financial Corp.                                                              24,806
                500 Mellon Financial Corp.                                                                   16,063
                130 Morgan (J.P.) & Co., Inc.                                                                16,689
                450 National City Corp.                                                                       7,650
                500 PNC Bank Corp.                                                                           21,813
                600 Synovus Financial Corp.                                                                  11,138
                600 U.S. Bancorp                                                                             12,188
                150 Wachovia Corp.                                                                            9,403
                400 Washington Mutual, Inc.                                                                  10,225
                700 Wells Fargo Co.                                                                          28,744
                                                                                                   ----------------
                                                                                                            287,484

Beverage (1.7%)
-------------------------------------------------------------------------------------------------------------------
                200 Anheuser-Busch Cos., Inc.                                                                14,113
                100 Brown-Forman Corp. Class B                                                                5,456
                560 Fortune Brands, Inc.                                                                     14,000
                300 Pepsi Bottling Group, Inc. (The)                                                          6,469
                                                                                                   ----------------
                                                                                                             40,038

Capital Goods (0.7%)
-------------------------------------------------------------------------------------------------------------------
                200 Eaton Corp.                                                                              16,800

Chemicals (4.0%)
-------------------------------------------------------------------------------------------------------------------
                110 Dow Chemical Co.                                                                         12,430
                460 du Pont (E.I.) de Nemours & Co., Ltd.                                                    21,821
                600 Engelhard Corp.                                                                          10,538
                250 Minnesota Mining & Manufacturing Co.                                                     21,625
                350 PPG Industries, Inc.                                                                     19,031
                240 Praxair, Inc.                                                                            10,665
                                                                                                   ----------------
                                                                                                             96,110

Combined Utilities (0.5%)
-------------------------------------------------------------------------------------------------------------------
                350 Constellation Energy Group                                                               11,572

Computers (3.0%)
-------------------------------------------------------------------------------------------------------------------
                300 Compaq Computer Corp.                                                                     8,775
                100 Gateway, Inc.                                                                             5,525
                270 Hewlett-Packard Co.                                                                      36,450
                200 IBM Corp.                                                                                22,325
                                                                                                   ----------------
                                                                                                             73,075

Conglomerates (0.7%)
-------------------------------------------------------------------------------------------------------------------
                200 Honeywell International, Inc.                                                            11,200
                100 Tyco International, Ltd.                                                                  4,594
                                                                                                   ----------------
                                                                                                             15,794

Consumer Finance (0.8%)
-------------------------------------------------------------------------------------------------------------------
                300 Capital One Financial Corp.                                                              13,125
                200 MBNA Corp.                                                                                5,313
                                                                                                   ----------------
                                                                                                             18,438

Consumer Goods (0.7%)
-------------------------------------------------------------------------------------------------------------------
                300 Kimberly-Clark Corp.                                                                     17,419

Distribution (0.7%)
-------------------------------------------------------------------------------------------------------------------
                450 SYSCO Corp.                                                                              16,931

Electric Utilities (5.7%)
-------------------------------------------------------------------------------------------------------------------
                470 Carolina Power & Light Co.                                                               17,184
                400 Cinergy Corp.                                                                            10,700
                300 Dominion Resources, Inc.                                                                 13,500
                709 DPL, Inc.                                                                                16,484
                390 Duke Energy Corp.                                                                        22,425
                700 Entergy Corp.                                                                            17,806
                500 Pacific Gas & Electric Co.                                                               12,969
                300 Reliant Energy, Inc.                                                                      7,988
                565 Texas Utilities Co.                                                                      19,033
                                                                                                   ----------------
                                                                                                            138,089

Electrical Equipment (1.3%)
-------------------------------------------------------------------------------------------------------------------
                550 Emerson Electric Co.                                                                     30,181

Electronics (1.1%)
-------------------------------------------------------------------------------------------------------------------
                140 Motorola, Inc.                                                                           16,669
                230 W W Grainger                                                                              9,976
                                                                                                   ----------------
                                                                                                             26,645

Energy (1.6%)
-------------------------------------------------------------------------------------------------------------------
                150 Grant Prideco, Inc. (NON)                                                                 2,888
                200 Schlumberger, Ltd.                                                                       15,313
                300 Transocean Sedco Forex, Inc.                                                             14,100
                150 Weatherford International, Inc. (NON)                                                     6,094
                                                                                                   ----------------
                                                                                                             38,395

Financial (5.5%)
-------------------------------------------------------------------------------------------------------------------
                800 Citigroup, Inc.                                                                          47,550
                800 Fannie Mae                                                                               48,250
                200 Hartford Life, Inc.                                                                       9,850
                430 Household International, Inc.                                                            17,953
                200 MGIC Investment Corp.                                                                     9,563
                                                                                                   ----------------
                                                                                                            133,166

Food (1.6%)
-------------------------------------------------------------------------------------------------------------------
                700 Archer Daniels Midland Co.                                                                6,956
                310 General Mills, Inc.                                                                      11,276
                300 Heinz (H.J.) Co.                                                                         10,200
                670 Sara Lee Corp.                                                                           10,050
                                                                                                   ----------------
                                                                                                             38,482

Health Care Services (1.9%)
-------------------------------------------------------------------------------------------------------------------
                200 Baxter International, Inc.                                                               13,025
                250 CIGNA Corp.                                                                              19,938
                900 HEALTHSOUTH Corp. (NON)                                                                   7,256
                250 Mallinckrodt, Inc.                                                                        6,719
                                                                                                   ----------------
                                                                                                             46,938

Household Furniture and Appliances (0.4%)
-------------------------------------------------------------------------------------------------------------------
                150 Whirlpool Corp.                                                                           9,769

Insurance (4.4%)
-------------------------------------------------------------------------------------------------------------------
                250 AFLAC, Inc.                                                                              12,203
                360 Allstate Corp.                                                                            8,505
                300 American General Corp.                                                                   16,800
                100 American International Group, Inc.                                                       10,969
                300 AON Corp.                                                                                 8,119
                500 Hartford Financial Services Group                                                        26,094
                300 Lincoln National Corp.                                                                   10,444
                500 Torchmark Corp.                                                                          12,531
                                                                                                   ----------------
                                                                                                            105,665

Investment Banking/Brokerage (1.9%)
-------------------------------------------------------------------------------------------------------------------
                400 Bear Stearns Companies, Inc. (The)                                                       17,150
                300 Franklin Resources, Inc.                                                                  9,675
                450 Paine Webber Group, Inc.                                                                 19,744
                                                                                                   ----------------
                                                                                                             46,569

Lodging/Tourism (1.0%)
-------------------------------------------------------------------------------------------------------------------
                330 Marriott International, Inc. Class A                                                     10,560
                460 Starwood Hotels & Resorts Worldwide, Inc.                                                13,081
                                                                                                   ----------------
                                                                                                             23,641

Machinery (0.2%)
-------------------------------------------------------------------------------------------------------------------
                150 Caterpillar, Inc.                                                                         5,916

Manufacturing (0.9%)
-------------------------------------------------------------------------------------------------------------------
                330 Illinois Tool Works, Inc.                                                                21,141

Media (0.7%)
-------------------------------------------------------------------------------------------------------------------
                400 Disney (Walt) Productions, Inc.                                                          17,325

Metals (0.4%)
-------------------------------------------------------------------------------------------------------------------
                150 Alcoa, Inc.                                                                               9,731

Natural Gas Utilities (1.0%)
-------------------------------------------------------------------------------------------------------------------
                600 Sempra Energy                                                                            11,138
                340 Williams Cos., Inc.                                                                      12,686
                                                                                                   ----------------
                                                                                                             23,824

Oil & Gas (9.3%)
-------------------------------------------------------------------------------------------------------------------
                450 BP Amoco Plc ADR (United Kingdom)                                                        22,950
                300 Chevron, Inc.                                                                            25,538
                500 Conoco, Inc.                                                                             11,906
                442 Conoco, Inc. Class B                                                                     10,995
                950 ExxonMobil Corp.                                                                         73,803
                685 Royal Dutch Petroleum Co. ADR (Netherlands)                                              39,302
                270 Tosco Corp.                                                                               8,657
                200 Total S.A. ADR (France)                                                                  15,125
                800 Union Pacific Resources Group, Inc.                                                      15,350
                                                                                                   ----------------
                                                                                                            223,626

Paper & Forest Products (2.1%)
-------------------------------------------------------------------------------------------------------------------
                500 Mead Corp.                                                                               17,406
                570 Owens-Illinois, Inc. (NON)                                                                7,695
                500 Weyerhaeuser Co.                                                                         26,719
                                                                                                   ----------------
                                                                                                             51,820

Pharmaceuticals (5.1%)
-------------------------------------------------------------------------------------------------------------------
                600 Abbott Laboratories                                                                      23,063
                500 Bristol-Myers Squibb Co.                                                                 26,219
                330 Johnson & Johnson                                                                        27,225
                636 Pharmacia Corp.                                                                          31,735
                350 Schering-Plough Corp.                                                                    14,109
                                                                                                   ----------------
                                                                                                            122,351

Photography/Imaging (1.0%)
-------------------------------------------------------------------------------------------------------------------
                300 Eastman Kodak Co.                                                                        16,781
                300 Xerox Corp.                                                                               7,931
                                                                                                   ----------------
                                                                                                             24,712

Publishing (1.0%)
-------------------------------------------------------------------------------------------------------------------
                300 McGraw-Hill, Inc.                                                                        15,750
                200 Tribune Co.                                                                               7,775
                                                                                                   ----------------
                                                                                                             23,525

Railroads (1.0%)
-------------------------------------------------------------------------------------------------------------------
                600 Union Pacific Corp.                                                                      25,275

Real Estate (2.1%)
-------------------------------------------------------------------------------------------------------------------
                730 Equity Office Properties Trust (R)                                                       19,847
                700 Equity Residential Properties Trust (R)                                                  31,850
                                                                                                   ----------------
                                                                                                             51,697

Regional Bells (7.0%)
-------------------------------------------------------------------------------------------------------------------
                700 Bell Atlantic Corp.                                                                      41,475
                710 BellSouth Corp.                                                                          34,568
                465 GTE Corp.                                                                                31,504
              1,400 SBC Communications, Inc.                                                                 61,338
                                                                                                   ----------------
                                                                                                            168,885
Retail (2.9%)
-------------------------------------------------------------------------------------------------------------------
                300 Albertsons, Inc.                                                                          9,769
                300 CVS Corp.                                                                                13,050
                560 Federated Department Stores, Inc. (NON)                                                  19,040
                800 K mart Corp. (NON)                                                                        6,500
                300 Sears, Roebuck & Co.                                                                     10,988
                500 Staples, Inc. (NON)                                                                       9,531
                                                                                                   ----------------
                                                                                                             68,878

Software (0.5%)
-------------------------------------------------------------------------------------------------------------------
                200 Computer Associates International, Inc.                                                  11,163

Technology Services (1.0%)
-------------------------------------------------------------------------------------------------------------------
                350 Electronic Data Systems Corp.                                                            24,063

Telecommunications (4.8%)
-------------------------------------------------------------------------------------------------------------------
                400 ALLTEL Corp.                                                                             26,650
              1,200 AT&T Corp.                                                                               56,014
                550 Sprint Corp.                                                                             33,825
                                                                                                   ----------------
                                                                                                            116,489

Textiles (0.5%)
-------------------------------------------------------------------------------------------------------------------
                800 Shaw Industries, Inc.                                                                    12,650

Tobacco (0.7%)
-------------------------------------------------------------------------------------------------------------------
                800 Philip Morris Cos., Inc.                                                                 17,500

Toys (0.5%)
-------------------------------------------------------------------------------------------------------------------
                800 Hasbro, Inc.                                                                             12,750

Trucks & Parts (0.3%)
-------------------------------------------------------------------------------------------------------------------
                100 Johnson Controls, Inc.                                                                    6,331

Waste Management (0.6%)
-------------------------------------------------------------------------------------------------------------------
                900 Waste Management, Inc.                                                                   14,288
                                                                                                   ----------------
                    Total Common Stocks (cost $2,327,790)                                          $      2,354,412


SHORT-TERM INVESTMENTS (2.7%) (a) (cost $64,000)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
            $64,000 Interest in $434,310,000 joint repurchase agreement dated
                      April 28, 2000 with Salomon Smith Barney, Inc. due May 1, 2000 with respect to various U.S. Treasury obligations -- maturity
                      value of $64,030 for an effective yield of 5.71%                             $         64,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $2,391,790) (b)                                        $      2,418,412
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $2,414,064.

  (b) The aggregate identified cost on a tax basis is $2,399,836, resulting in gross unrealized appreciation and depreciation of $199,710 and $181,134, respectively, or net unrealized appreciation of $18,576.

(NON) Non-income-producing security.

  (R) Real Estate Investment Trust.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
April 30, 2000
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $2,391,790) (Note 1)                                            $2,418,412
-------------------------------------------------------------------------------------------
Cash                                                                                    988
-------------------------------------------------------------------------------------------
Dividends and interest receivable                                                     3,425
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                        7,831
-------------------------------------------------------------------------------------------
Receivable from Manager (Note 2)                                                      4,125
-------------------------------------------------------------------------------------------
Total assets                                                                      2,434,781

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                     15,036
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               99
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                           739
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              3
-------------------------------------------------------------------------------------------
Other accrued expenses                                                                4,840
-------------------------------------------------------------------------------------------
Total liabilities                                                                    20,717
-------------------------------------------------------------------------------------------
Net assets                                                                       $2,414,064

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1, 4 and 5)                                               $2,456,686
-------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                          9,251
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                               (78,495)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                           26,622
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $2,414,064

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per share
($2,414,064 divided by 290,761 shares)                                                $8.30
-------------------------------------------------------------------------------------------
Offering price per share (100/94.25 of $8.30)*                                        $8.81
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Year ended April 30, 2000
Investment income:
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $18)                                             $  49,329
-------------------------------------------------------------------------------------------
Interest                                                                                993
-------------------------------------------------------------------------------------------
Total investment income                                                              50,322

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     15,633
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        3,525
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                     2,397
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         40
-------------------------------------------------------------------------------------------
Reports to shareholders                                                               6,335
-------------------------------------------------------------------------------------------
Registration fees                                                                        63
-------------------------------------------------------------------------------------------
Auditing                                                                             28,265
-------------------------------------------------------------------------------------------
Legal                                                                                 3,841
-------------------------------------------------------------------------------------------
Postage                                                                                  34
-------------------------------------------------------------------------------------------
Other                                                                                    29
-------------------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 2)                                      (37,829)
-------------------------------------------------------------------------------------------
Total expenses                                                                       22,333
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                           (3,088)
-------------------------------------------------------------------------------------------
Net expenses                                                                         19,245
-------------------------------------------------------------------------------------------
Net investment income                                                                31,077
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                    (44,854)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the year                         (212,733)
-------------------------------------------------------------------------------------------
Net loss on investments                                                            (257,587)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                              $(226,510)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                                    For the period
                                                                                       May 4, 1998
                                                                             Year    (commencement
                                                                            ended   of operations)
                                                                         April 30      to April 30
                                                                             2000             1999
--------------------------------------------------------------------------------------------------
Increase in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                                  $   31,077       $   28,818
--------------------------------------------------------------------------------------------------
Net realized loss on investments                                          (44,854)          (7,028)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments                (212,733)         239,355
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                          (226,510)         261,145
--------------------------------------------------------------------------------------------------
Distributions to shareholders
--------------------------------------------------------------------------------------------------
  From net investment income                                              (25,503)         (25,001)
--------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments                           (26,753)              --
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                         335,251          121,435
--------------------------------------------------------------------------------------------------
Total increase in net assets                                               56,485          357,579

Net assets
--------------------------------------------------------------------------------------------------
Beginning of year (Note 5)                                              2,357,579        2,000,000
--------------------------------------------------------------------------------------------------
End of year (including undistributed net investment
income of $9,251 and $3,817, respectively)                             $2,414,064       $2,357,579
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.



FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

----------------------------------------------------------------

                                        Year      For the period
Per-share                              ended       May 4, 1998+
operating performance                 April 30     to April 30
----------------------------------------------------------------
                                        2000           1999
----------------------------------------------------------------
Net asset value,
beginning of period                    $9.47          $8.50
----------------------------------------------------------------
Investment operations
----------------------------------------------------------------
Net investment income (a)(d)             .12            .12
----------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (1.08)           .96
----------------------------------------------------------------
Total from
investment operations                   (.96)          1.08
----------------------------------------------------------------
Less distributions:
----------------------------------------------------------------
From net
investment income                       (.10)          (.11)
----------------------------------------------------------------
In excess of net
realized gain on investments            (.11)            --
----------------------------------------------------------------
Total distributions                     (.21)          (.11)
----------------------------------------------------------------
Net asset value,
end of period                          $8.30          $9.47
----------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------
Total return at
net asset value (%)(b)                (10.13)         12.84*
----------------------------------------------------------------
Net assets, end of period
(in thousands)                        $2,414         $2,358
----------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)(d)            1.00            .99*
----------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(d)            1.39           1.46*
----------------------------------------------------------------
Portfolio turnover (%)                 98.74         117.02*
----------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

  (b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (c) Includes amounts paid through expense offset arrangements (Note 2).

  (d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund reflect a reduction of $0.15 and $0.09 per share for the periods ended April 30, 2000 and April 30, 1999, respectively (Note 2).


NOTES TO FINANCIAL STATEMENTS
April 30, 2000

Note 1
Significant accounting policies

Putnam Value Fund (the "fund") is a series of Putnam Funds Trust (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek capital appreciation, and as a secondary objective, current income by investing primarily in common stocks of U.S. companies that Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. believes are undervalued in relation to underlying asset values or earnings potential and have the potential of long-term appreciation.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended April 30, 2000, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, post-October loss deferrals, nontaxable dividends and book amortization/accretion adjustments. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution
(or available capital loss carryovers) under income tax regulations. For the year ended April 30, 2000, the fund reclassified $140 to decrease undistributed net investment income with a decrease to accumulated net realized losses of $140. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

H) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of the fund's average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, and 0.43% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through April 30, 2001, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.00% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended April 30, 2000, fund expenses were reduced by $3,088 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the fund's average net assets. The fund is not currently making any payments pursuant to the Plan.

For the year ended April 30, 2000, Putnam Mutual Funds Corp., acting as underwriter received no net commissions from the sale of class A shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended April 30, 2000, Putnam Mutual Funds Corp., acting as underwriter received no monies on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended April 30, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $2,415,274 and $2,123,219, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At April 30, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                 Year ended April 30, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                     36,134            $289,216
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    6,342              52,256
---------------------------------------------------------------------------
                                                42,476             341,472

Shares
repurchased                                       (744)             (6,221)
---------------------------------------------------------------------------
Net increase                                    41,732            $335,251
---------------------------------------------------------------------------

                                                For the period May 4, 1998
                                           (commencement of operations) to
                                                            April 30, 1999
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                     10,687            $ 96,474
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    3,053              25,001
---------------------------------------------------------------------------
                                                13,740             121,475

Shares
repurchased                                         (5)                (40)
---------------------------------------------------------------------------
Net increase                                    13,735            $121,435
---------------------------------------------------------------------------

Note 5
Initial capitalization and offering
of shares

The trust was established as a Massachusetts business trust on January 22, 1996. During the period January 22, 1996 to May 4, 1998, the fund had no operations other than those related to organizational matters, including the initial capital contribution of $2,000,000 and the issuance of 235,294 shares to Putnam Mutual Funds Corp. on May 4, 1998.

At April 30, 2000, Putnam Investments, Inc. owned 244,355 shares of the fund (84.0% of class A shares outstanding), valued at $2,028,147.


FEDERAL TAX INFORMATION
(Unaudited)

The fund has designated 84.75% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 2001 will show the tax status of all distributions paid to your account in calendar 2000.

FUND INFORMATION

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Thomas V. Reilly
Vice President

David L. King
Vice President and Fund Manager

Jeanne L. Mockard
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Value Fund.

It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


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